OPERATING LEASES - Schedule of Operating Lease Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Change In Operating Lease Obligations [Roll Forward]
Operating lease obligation, beginning balance	$ 12,253	$ 18,597
Additions		14,549
Repayments	(2,363)	(4,616)
Impact of modification of operating lease		(16,281)
Impact of lease cancellation	(558)
Foreign exchange translation		4
Operating lease obligation, ending balance	9,332	12,253
Current portion of operating lease liabilities	2,414	2,632
Non-current portion of operating lease liabilities	6,918	9,621
SFL
Change In Operating Lease Obligations [Roll Forward]
Operating lease obligation, beginning balance	11,345	13,355
Additions		0
Repayments	(2,147)	(2,010)
Impact of modification of operating lease		0
Impact of lease cancellation	0
Foreign exchange translation		0
Operating lease obligation, ending balance	9,198	11,345
Current portion of operating lease liabilities	2,280
Non-current portion of operating lease liabilities	6,918
Golden Hawk
Change In Operating Lease Obligations [Roll Forward]
Operating lease obligation, beginning balance	0	3,837
Additions		14,549
Repayments	0	(2,105)
Impact of modification of operating lease		(16,281)
Impact of lease cancellation	0
Foreign exchange translation		0
Operating lease obligation, ending balance	0	0
Current portion of operating lease liabilities	0
Non-current portion of operating lease liabilities	0
Office Leases
Change In Operating Lease Obligations [Roll Forward]
Operating lease obligation, beginning balance	908	1,405
Additions		0
Repayments	(216)	(501)
Impact of modification of operating lease		0
Impact of lease cancellation	(558)
Foreign exchange translation		4
Operating lease obligation, ending balance	134	$ 908
Current portion of operating lease liabilities	134
Non-current portion of operating lease liabilities	$ 0